Prepaid expenses and other	12 Months Ended
Dec. 31, 2017
Prepaid expenses and other
Prepaid expenses and other

Note 7 – Prepaid expenses and other

Prepaid expenses and other current assets comprise the following:

	2017	2016
Gold bullion	$14.6	$9.3
Inventory	7.1	2.7
Prepaid gold	—	7.0
Prepaid expenses	17.0	17.5
Debt issue costs	0.7	0.6
	$39.4	$37.1